     As filed with the Securities and Exchange Commission on April 16, 2002


                                              1933 Act Registration No. 33-10438
                                              1940 Act Registration No. 811-4919

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                                                                   ---


                         Pre-Effective Amendment No.         [   ]
                                                     ---
                         Post-Effective Amendment No. 33     [ X ]
                                                     ---


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                             Amendment No. 32  [ X ]
                                          ---
                        (Check appropriate box or boxes.)


                                UBS SERIES TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)


       Registrant's telephone number, including area code: (212) 882-5000


                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                            New York, New York 10019-6114
                     (Name and address of agent for service)



                                   Copies to:
                                 Jack W. Murphy
                                     Dechert
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


[   ] Immediately upon filing pursuant to Rule 485(b)
 ---
[ X ]  On May 1, 2002     pursuant to Rule 485(b)
 ---      ---------------
[   ]   60 days after filing pursuant to Rule 485(a)(1)
 ---
[   ] On                 pursuant to Rule 485(a)(1)
 ---    -----------------
[   ] 75 days after filing pursuant to Rule 485(a)(2)
 ---
[   ] On                          pursuant to Rule 485(a)(2)
 ---    -------------------------


Title of Securities Being Registered: Class H and I Shares of Beneficial Interest - Tactical Allocation Portfolio.

[LOGO]


    UBS Series Trust



  Tactical Allocation Portfolio


                       --------------------------------------


                                     PROSPECTUS
                                     MAY 1, 2002


                       --------------------------------------


     The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.



     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.



                 Not FDIC insured. May lose value. No bank guarantee.

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               UBS Series Trust -- Tactical Allocation Portfolio


                                    CONTENTS
                                    THE FUND



              --------------------------------------------------------------------------------
What every investor                     3                   Investment Objective, Strategies and Risks
should know about                       4                   Performance
the fund                                5                   More About Risks and Investment
                                                            Strategies

                                              YOUR INVESTMENT
--------------------------------------------------------------------------------

Information for                         6                   Investing in the Fund
managing your fund                                          --Purchases and Redemptions
account                                                     --Pricing and Valuation

                                           ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional important                    7                   Management
information about                       7                   Dividends and Taxes
the fund                                8                   Financial Highlights
--------------------------------------------------------------------------------

Where to learn more                                         Back Cover
about the fund


                         ----------------------------
                         The funds are not complete or
                         balanced investment programs.
                         ----------------------------

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                                       2
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               UBS Series Trust -- Tactical Allocation Portfolio


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

-------------------------------------------------------------------------------

FUND OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between


- a stock portion that is designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and


- a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, reallocates the fund's assets in accordance with the recommendations of its own UBS Global AM Tactical Allocation Model ("Tactical Allocation Model" or "Model") on the first business day of each month.


The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.


The fund may (but is not required to) use options, futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. UBS Global AM also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:


- ASSET ALLOCATION RISK -- The Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another.

- EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

- INTEREST RATE RISK -- The value of the fund's bond investments generally will fall when interest rates rise.


- INDEX TRACKING RISK -- The fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.



- FOREIGN INVESTING RISK -- The S&P 500 Index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.


- DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------

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               UBS Series Trust -- Tactical Allocation Portfolio


                                  PERFORMANCE

-------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have the longest performance history of any class of fund shares.



The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. The table compares fund returns to returns on the S&P 500 Index, a broad-based market index that is unmanaged and that does not include any sales charges or expenses.


The fund's past performance does not necessarily indicate how it will perform in the future.

TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1992
1993
1994
1995
1996
1997
1998
1999                 18.43%
2000                (1.93)%
2001               (12.39)%


    Best quarter during years shown: 4th quarter, 1999: -- 13.08%


    Worst quarter during years shown: 3rd quarter, 2001: -- (14.86)%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001



         CLASS                                                   CLASS H     CLASS I     S&P 500
         (INCEPTION DATE)                                       (9/28/98)    (1/5/99)     INDEX
         ----------------                                       ---------    --------    --------
         One Year...........................................      (12.39)%     (12.55)%    (11.88)%
         Life of Class......................................       7.67%        0.46%       *



* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class H -- 6.12% and Class I -- (2.11)%.


--------------------------------------------------------------------------------
                                       4
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               UBS Series Trust -- Tactical Allocation Portfolio



                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. The Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one asset class to another.


EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The fund may lose a substantial part, or even all, of its investment in a company's stock.


INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government bonds and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

INDEX TRACKING RISK. The fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the fund attempts to replicate, before the deduction of fees and operating expenses, the results of the Index, the fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the fund may pay fees and expenses that are not borne by the Index.


FOREIGN INVESTING RISK. The S&P 500 Index includes some U.S. dollar denominated securities of foreign issuers. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.



DERIVATIVES RISK. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than the value of other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.



ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES


DEFENSIVE POSITIONS. The fund may invest up to 100% of its assets in U.S. Treasury bills with remaining maturities of less than 30 days and other high quality money market instruments when recommended by the Tactical Allocation Model. Since these investments provide relatively low income, a defensive position may not be consistent with the fund's investment objective.

PORTFOLIO TURNOVER. The fund may engage in frequent trading in response to the Tactical Allocation Model. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               UBS Series Trust -- Tactical Allocation Portfolio


                             INVESTING IN THE FUND

-------------------------------------------------------------------------------


PURCHASES AND REDEMPTIONS

Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The fund offers both Class H and Class I shares to insurance company separate accounts:

- Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.


- Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance companies provide to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.



The fund and UBS Global AM (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of the fund's shares for a period of time.


PRICING AND VALUATION


Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.


The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board of trustees. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               UBS Series Trust -- Tactical Allocation Portfolio


                                   MANAGEMENT

-------------------------------------------------------------------------------


INVESTMENT ADVISOR


UBS Global Asset Management (US) Inc. is the fund's investment advisor and administrator. UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG ("UBS"), which had approximately $405 billion in assets under Management as of December 31, 2001. UBS, with headquaters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On March 31, 2002, UBS Global AM was investment advisor, sub-advisor or manager of 24 investment companies with 48 separate portfolios and aggregate assets of approximately $69.4 billion.


The fund paid advisory fees to UBS Global AM for the most recent fiscal year at the annual contract rate of 0.50% of its average daily net assets.


The fund has received an exemptive order from the SEC to permit the board to appoint and replace sub-advisors and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before the board may implement it. As of the date of this prospectus, the fund's shareholders have not been asked to do so.


PORTFOLIO MANAGER

T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception. Mr. Barneby is a managing director and chief investment officer - quantative investments of UBS Global AM.


FUND PERFORMANCE


This fund and another UBS fund share the same management team and investment policies. Both funds will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the other UBS fund are separate mutual fund portfolios that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses associated with a particular variable annuity contract, will cause performance to differ.


--------------------------------------------------------------------------------
                              DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS
Dividends are paid in additional shares of the fund unless the shareholder requests otherwise.
The fund normally declares and pays dividends and distributes any gains annually.
Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.
TAXES
Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of
- the insurance company separate accounts that purchase and hold shares of the fund and

- the holders of contracts funded through those separate accounts.
The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for a more detailed discussion. Prospective investors are urged to consult their tax advisors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               UBS Series Trust -- Tactical Allocation Portfolio


                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-800-986-0088.

The information in this table pertains only to the fund and does not reflect charges related to the insurance company separate accounts that invest in the fund. See the appropriate variable annuity or variable life contract prospectus for information concerning these charges.



                                                          CLASS H                                         CLASS I
                                     --------------------------------------------------    --------------------------------------
                                                                         FOR THE PERIOD       FOR THE YEARS        FOR THE PERIOD
                                           FOR THE YEARS ENDED           SEPTEMBER 28,            ENDED              JANUARY 5,
                                               DECEMBER 31,              1998+ THROUGH         DECEMBER 31,        1999++ THROUGH
                                     --------------------------------     DECEMBER 31,     --------------------     DECEMBER 31,
                                       2001        2000        1999           1998           2001        2000           1999
                                     --------    --------    --------    --------------    --------    --------    --------------
Net asset value, beginning of
  period.........................    $ 15.83     $ 16.49     $ 14.91        $ 12.00        $ 15.78     $ 16.48        $ 14.89
                                     -------     -------     -------        -------        -------     -------        -------
Net investment income............       0.08        0.40@       0.11@          0.02           0.04        0.36@          0.11@
Net realized and unrealized gains
  (losses) from investments......      (2.02)      (0.71)@      2.64@          2.99          (2.00)      (0.71)@         2.65@
                                     -------     -------     -------        -------        -------     -------        -------
Net increase (decrease) from
  investment operations..........      (1.94)      (0.31)       2.75           3.01          (1.96)      (0.35)          2.76
                                     -------     -------     -------        -------        -------     -------        -------
Dividends from net investment
  income.........................      (0.33)      (0.01)      (0.06)         (0.02)         (0.30)      (0.01)         (0.06)
Distributions from net realized
  gains from investments.........      (0.83)      (0.34)      (1.11)         (0.08)         (0.83)      (0.34)         (1.11)
                                     -------     -------     -------        -------        -------     -------        -------
Total dividends and distributions
  to shareholders................      (1.16)      (0.35)      (1.17)         (0.10)         (1.13)      (0.35)         (1.17)
                                     -------     -------     -------        -------        -------     -------        -------
Net asset value, end of period...    $ 12.73     $ 15.83     $ 16.49        $ 14.91        $ 12.69     $ 15.78        $ 16.48
                                     =======     =======     =======        =======        =======     =======        =======
Total investment return(1).......     (12.39)%     (1.93)%    18.43%         24.98%         (12.55)%     (2.18)%       18.52%
                                     =======     =======     =======        =======        =======     =======        =======
Ratios/Supplemental data:
Net assets, end of period
  (000's)........................    $32,607     $41,212     $36,714        $22,494        $85,825     $84,787        $54,413
Expenses to average net assets,
  before waiver from advisor.....      0.67%       0.73%       0.74%         0.95%*          0.92%       0.98%         0.99%*
Expenses to average net assets,
  after waiver from advisor......      0.67%       0.72%       0.74%         0.95%*          0.92%       0.94%         0.74%*
Net investment income to average
  net assets, before waiver from
  advisor........................      0.67%       2.49%       0.71%         0.77%*          0.42%       2.23%         0.56%*
Net investment income to average
  net assets, after waiver from
  advisor........................      0.67%       2.50%       0.71%         0.77%*          0.42%       2.27%         0.81%*
Portfolio turnover rate..........        10%        166%        110%             6%            10%        166%           110%


+   Commencement of operations.
++  Commencement of issuance of shares.
*   Annualized.
@   Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.


--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
                            ------------------------------

                  UBS Series Trust -- Tactical Allocation Portfolio


      If you want more information about the fund, the following documents are available free upon request:

      ANNUAL/SEMI-ANNUAL REPORTS

      Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS

      The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

      You may discuss your questions about the fund, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.

      You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

        - For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

        - Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov





       UBS Series Trust
       --Tactical Allocation Portfolio
       Investment Company Act File No. - 811-4919


[LOGO]


       -C- 2002 UBS Global Asset Management (US) Inc. All rights reserved.

                               UBS SERIES TRUST:
                         TACTICAL ALLOCATION PORTFOLIO
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


    Tactical Allocation Portfolio is a diversified series of UBS Series Trust ("Trust"), a professionally managed, open-end investment company. The fund offers its Class H and Class I shares only to insurance company separate accounts that fund benefits under certain variable annuity contracts and variable life insurance contracts.



    The fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG. UBS Global AM also serves as principal underwriter for the fund's Class I shares.


    Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain additional copies of the fund's Annual Report by calling toll-free 1-800-986-0088.


    This SAI is not a prospectus and should be read only in conjunction with fund's current Prospectus, dated May 1, 2002. A copy of the Prospectus may be obtained by calling your investment professional or by calling toll-free 1-800-986-0088. This SAI is dated May 1, 2002.


                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
The Fund and Its Investment Policies......................................     2
The Fund's Investments, Related Risks and Limitations.....................     3
Strategies Using Derivative Instruments...................................    12
Organization of the Trust; Trustees and Officers; Principal Holders and
  Management Ownership of Securities......................................    18
Investment Advisory, Administration and Principal Underwriting
  Arrangements............................................................    27
Portfolio Transactions....................................................    30
Additional Purchase and Redemption Information............................    32
Valuation of Shares.......................................................    32
Taxes.....................................................................    33
Other Information.........................................................    36
Financial Statements......................................................    37

                      THE FUND AND ITS INVESTMENT POLICIES


    The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.



    The fund's investment objective is total return, consisting of long-term capital appreciation and current income. The fund seeks to achieve its objective by using the UBS Global AM Tactical Allocation Model ("Tactical Allocation Model" or "Model"), a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury bills.



    The fund attempts to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. UBS Global AM allocates the fund's assets based on the Tactical Allocation Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strong positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.


    The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year Constant Maturity Treasury yield. When the stock market's ERP is high, the Model signals the fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

    If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year Constant Maturity Treasury yield.

    The fund deviates from the recommendations of the Tactical Allocation Model only to the extent necessary to

    - Maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay fund operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares and

    - Satisfy the diversification requirements imposed by the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"), on segregated asset accounts used to fund variable annuity and variable life insurance contracts. These diversification requirements must be satisfied by the fund as an investment vehicle underlying the segregated asset accounts. To satisfy these requirements, the fund may not invest more than 55% of its total assets in U.S. Treasury obligations. If the Tactical Allocation Model recommends more than a 50% allocation to bonds or cash, the fund must invest a portion of its assets in bonds or money market instruments that are not U.S. Treasury obligations.


    In its stock portion, the fund attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry sector. The fund's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of fund shares that may occur daily, as well as from expenses borne by the fund. Instead, the fund attempts to achieve a correlation of at least 0.95 between the performance of the fund's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would represent perfect correlation between the performance of the fund's stock portion and the performance of the S&P 500 Index). The S&P 500 Index can include U.S. dollar denominated equity securities of foreign issuers, and the fund invests in those securities to the extent needed to track the performance of the S&P 500 Index.


    For its bond investments (subject to the Internal Revenue Code diversification requirements described above), the fund seeks to invest in U.S. Treasury notes having five years remaining until maturity at the beginning of the calendar year when the investment is made. However, if those instruments are not available at favorable prices, the fund may invest in U.S. Treasury notes with either remaining maturities as close as possible to five years or overall durations that are as close as possible to the duration of five-year U.S. Treasury notes.


    Similarly, for its cash investments (subject to the Internal Revenue Code diversification requirements describe above), the fund seeks to invest in U.S. Treasury bills with remaining maturities of 30 days. However, if those instruments are not available at favorable prices, the fund may invest in U.S. Treasury bills that have either remaining maturities as close as possible to 30 days or overall durations that are close as possible to the duration of 30-day U.S. Treasury bills. The fund may hold U.S. Treasury bills that mature prior to the first business day of the following month when UBS Global AM determines the monthly asset allocation of the fund's assets based on the Tactical Allocation Model's recommendation. If, in UBS Global AM's judgment, it is not practicable to reinvest the proceeds in U.S. Treasury bills, UBS Global AM may reinvest the fund's cash assets in securities with remaining maturities of 30 days or less that are issued or guaranteed by U.S. government agencies or instrumentalities and in repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies of instrumentalities.


    Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Tactical Allocation Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay fund operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis.


    The fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "Investment Limitations of the Fund" for more information regarding borrowings. The fund may invest in the securities of other investment companies and may sell short "against the box."


             THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

    The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

    EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

    Preferred stock has certain fixed income features, like a bond but is actually an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

    While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.


    BONDS. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.


    Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.


    U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.



    DURATION. Duration is the measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and can be a fundamental tool in portfolio selection and yield curve positioning of a fund's investment in bonds. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.


    Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.


    Duration allows UBS Global AM to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a fund's portfolio of bonds. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if UBS Global AM calculates the duration of a fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.


    Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


    There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating rate and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, UBS Global AM will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.


    INVESTING IN FOREIGN SECURITIES. The fund may invest in U.S. dollar denominated securities of foreign issuers that are included in the S&P 500 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


    Investing in foreign securities involves more risks than investing in U.S. securities. The value of foreign securities is subject to social, economic and political developments in the countries where the issuers operate and to changes in foreign currency values, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that are using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.


    The fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the fund's investment policies, ADRs generally are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

    ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


    Investment income and realized gains on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject.


    CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities,
(2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

    A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

    WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


    TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Other than its investments in U.S. Treasury bills as indicated by the Tactical Allocation Model, the fund may invest, to a limited extent, in money market instruments for cash management purposes. Its investments are limited to (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) repurchase agreements and (3) other investment companies that invest exclusively in money market instruments or private investment vehicles similar to money market funds.

    INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. The fund may invest in the shares of other investment companies when, in the judgment of UBS Global AM, the potential benefits of the investment outweigh the payment of any management fees and expenses.



    ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


    Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

    Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


    The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board.
UBS Global AM takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and
(5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). UBS Global AM monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.



    UBS Global AM also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceeds its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interest of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required immediately to dispose of illiquid securities under these circumstances.


    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special 'tri-party' custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by UBS Global AM to present minimum credit risks.



    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.


    Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


    COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to the fund later than the normal settlement date at a stated price and yield. When issued securities include TBA ("to be announced") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund incurring a loss or missing an opportunity to make an alternative investment.



    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." The fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund.



    LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



    Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the fund's securities lending program.


------------------------

*   UBS PaineWebber is a service mark of UBS AG.

    SHORT SALES "AGAINST THE BOX." The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."


    The fund might make a short sale "against the box" to hedge against market risks when UBS Global AM believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


INVESTMENT LIMITATIONS OF THE FUND


    FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.


    The fund will not:

    (1) Purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

    (2) Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other bonds or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (4) Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (5) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (6) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (7) Purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

    The fund will not:

    (1) Hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent those holdings would cause the fund to fail to satisfy the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity and/or variable life insurance contracts (which requirements must be satisfied by the fund as the investment vehicle underlying those accounts);

    (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

    (4) Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

    (5) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                    STRATEGIES USING DERIVATIVE INSTRUMENTS


    GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. The fund may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts. The fund's use of Derivative Instruments is generally limited to stock index options and futures, futures on U.S. Treasury notes and bills and options on these futures contracts. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. Certain Derivative Instruments, including those that may be used by the fund, are described below.



    The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the fund is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, it may have lower net income and a net loss on the investment.


    OPTIONS ON EQUITY AND DEBT SECURITIES -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON SECURITIES INDICES -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

    SECURITIES INDEX FUTURES CONTRACTS -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, a contract is closed out prior to its expiration date.

    INTEREST RATE FUTURES CONTRACTS -- Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.


    GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. The fund may use Derivative Instruments to reallocate its exposure to different asset classes when the Tactical Allocation Model recommends asset allocation mix changes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses). The fund also may use Derivative Instruments to facilitate trading and to reduce transaction costs.



    Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.



    Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.



    The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when UBS Global AM believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when UBS Global AM believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.



    Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

    Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).



    The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."



    In addition to the products, strategies and risks described below and in the Prospectus, UBS Global AM may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. UBS Global AM may use these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


    SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.


    (1) Successful use of most Derivative Instruments depends upon the ability of UBS Global AM to predict movements of the overall securities or interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While UBS Global AM is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.


    (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.


    (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because UBS Global AM projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.



    (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in those Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.



    COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose a fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.



    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.



    OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investment Policies, Related Risks and Limitations--Illiquid Securities."


    The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.


    The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

    The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.



    The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with it, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.



    If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.



    The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.



    LIMITATIONS ON THE USE OF OPTIONS. The fund's use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:


    (1) The fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

    (2) The aggregate value of securities underlying put options written by the fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

    (3) The aggregate premiums paid on all options (including options on securities, securities indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.


    FUTURES. The fund may purchase and sell securities index futures contracts or interest rate futures contracts. The fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities either as a hedge or to enhance return or realize gains.



    Futures strategies also can be used to manage the average duration of a fund's bond portfolio. If UBS Global AM wishes to shorten the average duration of a fund's portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If UBS Global AM wishes to lengthen the average duration of the fund's portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.



    The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.



    No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.



    Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.



    Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.



    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or related options can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.



    If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

    Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


    LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:



    (1) The aggregate initial margin and premiums on futures contracts and related options that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money," may not exceed 5% of the fund's net assets.


    (2) The aggregate premiums paid on all options (including options on securities, securities indices and futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

    (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.


    ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS AND
                       MANAGEMENT OWNERSHIP OF SECURITIES



    The Trust was organized on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series. The Trust is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.



    The Trust is governed by a board of trustees, which oversees the Trust's operations and each of whom serves an indefinite term of office. The table below shows, for each trustee (sometimes referred to as "board members") and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of Trusts in the UBS Family of Funds overseen by the trustee or officer, and other directorships held by such trustee or officer.



INTERESTED TRUSTEES


                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF                              NUMBER OF PORTFOLIOS FOR
                           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX OVERSEEN
NAME, ADDRESS, AND AGE        FUND        SERVED        DURING PAST 5 YEARS            BY TRUSTEE
----------------------    ------------   ---------   -------------------------  -------------------------
Margo N. Alexander*+; 55    Trustee        Since     Mrs. Alexander is an       Mrs. Alexander is a
                                           1996      executive vice president   director or trustee of 22
                                                     of UBS PaineWebber (since  investment companies
                                                     March 1984). She was       (consisting of
                                                     chief executive officer    46 portfolios) for which
                                                     of UBS Global AM from      UBS Global AM,
                                                     January 1995 to October    UBS PaineWebber or one of
                                                     2000, a director (from     their affiliates serves
                                                     January 1995 to September  as investment advisor,
                                                     2001) and chairman (from   sub- advisor or manager.
                                                     March 1999 to September
                                                     2001).

Margo N. Alexander*+; 55  None

                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF                              NUMBER OF PORTFOLIOS FOR
                           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX OVERSEEN
NAME, ADDRESS, AND AGE        FUND        SERVED        DURING PAST 5 YEARS            BY TRUSTEE
----------------------    ------------   ---------   -------------------------  -------------------------
E. Garrett Bewkes,        Trustee and      Since     Mr. Bewkes serves as a     Mr. Bewkes is a director
Jr.**+; 75                Chairman of      1990      consultant to              or trustee of 34
                          the Board of               UBS PaineWebber (since     investment companies
                            Trustees                 May 1999). Prior to        (consisting of
                                                     November 2000, he was a    58 portfolios) for which
                                                     director of Paine Webber   UBS Global AM,
                                                     Group Inc. ("PW Group,"    UBS PaineWebber or one of
                                                     formerly the holding       their affiliates serves
                                                     company of                 as investment advisor,
                                                     UBS PaineWebber and        sub- advisor or manager.
                                                     UBS Global AM) and prior
                                                     to 1996, he was a
                                                     consultant to PW Group.
                                                     Prior to 1988, he was
                                                     chairman of the board,
                                                     president and chief
                                                     executive officer of
                                                     American Bakeries
                                                     Company.


                                OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            HELD BY TRUSTEE
----------------------    --------------------------------
E. Garrett Bewkes,        Mr. Bewkes is also a director of
Jr.**+; 75                Interstate Bakeries Corporation.



INDEPENDENT TRUSTEES


                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF                              NUMBER OF PORTFOLIOS FOR
                           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX OVERSEEN
NAME, ADDRESS, AND AGE        FUND        SERVED        DURING PAST 5 YEARS            BY TRUSTEE
----------------------    ------------   ---------   -------------------------  -------------------------
Richard Q. Armstrong; 66    Trustee        Since     Mr. Armstrong is chairman  Mr. Armstrong is a
R.Q.A. Enterprises                         1996      and principal of R.Q.A.    director or trustee of 22
One Old Church Road --                               Enterprises (management    investment companies
Unit # 6                                             consulting firm) (since    (consisting of
Greenwich, CT 06830                                  April 1991 and principal   46 portfolios) for which
                                                     occupation since March     UBS Global AM,
                                                     1995). Mr. Armstrong was   UBS PaineWebber or one of
                                                     chairman of the board,     their affiliates serves
                                                     chief executive officer    as investment advisor,
                                                     and co-owner of            sub- advisor or manager.
                                                     Adirondack Beverages
                                                     (producer and distributor
                                                     of soft drinks and
                                                     sparkling/still waters)
                                                     (October 1993-March
                                                     1995). He was a partner
                                                     of The New England
                                                     Consulting Group
                                                     (management consulting
                                                     firm) (December
                                                     1992-September 1993). He
                                                     was managing director of
                                                     LVMH U.S. Corporation
                                                     (U.S. subsidiary of the
                                                     French luxury goods
                                                     conglomerate, Louis
                                                     Vuitton Moet Hennessey
                                                     Corporation) (1987-1991)
                                                     and chairman of its wine
                                                     and spirits subsidiary,
                                                     Schieffelin & Somerset
                                                     Company (1987-1991).

Richard Q. Armstrong; 66  Mr. Armstrong is also a director
R.Q.A. Enterprises        of AlFresh Beverages
One Old Church Road --    Canada, Inc. (a Canadian
Unit # 6                  Beverage subsidiary of AlFresh
Greenwich, CT 06830       Foods Inc.) (since October
                          2000).

                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF                              NUMBER OF PORTFOLIOS FOR
                           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX OVERSEEN
NAME, ADDRESS, AND AGE        FUND        SERVED        DURING PAST 5 YEARS            BY TRUSTEE
----------------------    ------------   ---------   -------------------------  -------------------------
David J. Beaubien; 67       Trustee        Since     Mr. Beaubien is chairman   Mr. Beaubien is a
101 Industrial Road                        2001      of Yankee Environmental    director or trustee of 22
Turners Falls, MA 01376                              Systems, Inc., a           investment companies
                                                     manufacturer of            (consisting of
                                                     meteorological measuring   46 portfolios) for which
                                                     systems. Prior to January  UBS Global AM,
                                                     1991, he was senior vice   UBS PaineWebber or one of
                                                     president of EG&G, Inc.,   their affiliates serves
                                                     a company which makes and  as investment advisor,
                                                     provides a variety of      sub- advisor or manager.
                                                     scientific and
                                                     technically oriented
                                                     products and services.
                                                     From 1985 to January
                                                     1995, Mr. Beaubien served
                                                     as a director or trustee
                                                     on the boards of the
                                                     Kidder, Peabody & Co.
                                                     Incorporated mutual
                                                     funds.

Richard R. Burt; 55         Trustee        Since     Mr. Burt is chairman of    Mr. Burt is a director or
1275 Pennsylvania Ave.,                    1996      Diligence LLC              trustee of 22 investment
N.W. Washington, D.C.                                (international             companies (consisting of
20004                                                information and security   46 portfolios) for which
                                                     firm) and IEP Advisors     UBS Global AM,
                                                     (international             UBS PaineWebber or one of
                                                     investments and            their affiliates serves
                                                     consulting firm). He was   as investment advisor,
                                                     the chief negotiator in    sub- advisor or manager.
                                                     the Strategic Arms
                                                     Reduction Talks with the
                                                     former Soviet Union
                                                     (1989-1991) and the U.S.
                                                     Ambassador to the Federal
                                                     Republic of Germany
                                                     (1985-1989). From
                                                     1991-1994, he served as a
                                                     partner of McKinsey &
                                                     Company (management
                                                     consulting firm).

Meyer Feldberg; 60          Trustee        Since     Mr. Feldberg is Dean and   Dean Feldberg is a
Columbia University                        1990      Professor of Management    director or trustee of 34
101 Uris Hall                                        of the Graduate School of  investment companies
New York, New York                                   Business, Columbia         (consisting of
10027                                                University. Prior to       58 portfolios) for which
                                                     1989, he was president of  UBS Global AM,
                                                     the Illinois Institute of  UBS PaineWebber or one of
                                                     Technology.                their affiliates serves
                                                                                as investment advisor,
                                                                                sub-advisor or manager.

George W. Gowen; 72         Trustee        Since     Mr. Gowen is a partner in  Mr. Gowen is a director
666 Third Avenue                           1987      the law firm of            or trustee of 34
New York, New York                                   Dunnington, Bartholow &    investment companies
10017                                                Miller. Prior to May       (consisting of
                                                     1994, he was a partner in  58 portfolios) for which
                                                     the law firm of Fryer,     UBS Global AM,
                                                     Ross & Gowen.              UBS PaineWebber or one of
                                                                                their affiliates serves
                                                                                as investment advisor,
                                                                                sub-advisor or manager.


                                OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            HELD BY TRUSTEE
----------------------    --------------------------------
David J. Beaubien; 67     Mr. Beaubien is also a director
101 Industrial Road       of IEC Electronics, Inc., a
Turners Falls, MA 01376   manufacturer of electronic
                          assemblies.
Richard R. Burt; 55       Mr. Burt is also a director of
1275 Pennsylvania Ave.,   Archer-Daniels-Midland Company
N.W. Washington, D.C.     (agricultural commodities),
20004                     Hollinger International Company
                          (publishing), six investment
                          companies in the Deutsche Bank
                          family of funds, nine investment
                          companies in the Flag Investors
                          family of funds, The Central
                          European Fund, Inc. and The
                          Germany Fund, Inc., a director
                          of IGT, Inc. (provides
                          technology to gaming and
                          wagering industry) (since July
                          1999) and chairman of Weirton
                          Steel Corp. (makes and finishes
                          steel products) (since April
                          1996).
Meyer Feldberg; 60        Dean Feldberg is also a director
Columbia University       of Primedia Inc. (publishing),
101 Uris Hall             Federated Department
New York, New York        Stores, Inc. (operator of
10027                     department stores), Revlon, Inc.
                          (cosmetics) and Select Medical
                          Inc. (healthcare services).
George W. Gowen; 72       None
666 Third Avenue
New York, New York
10017

                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF                              NUMBER OF PORTFOLIOS FOR
                           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX OVERSEEN
NAME, ADDRESS, AND AGE        FUND        SERVED        DURING PAST 5 YEARS            BY TRUSTEE
----------------------    ------------   ---------   -------------------------  -------------------------
William W. Hewitt,          Trustee        Since     Mr. Hewitt is retired.     Mr. Hewitt is a director
Jr.***; 73                                 2001      From 1990 to January       or trustee of 22
c/o UBS Global Asset                                 1995, Mr. Hewitt served    investment companies
Management (US) Inc.                                 as a director or trustee   (consisting of
51 West 52nd Street                                  on the boards of the       46 portfolios) for which
New York, New York                                   Kidder, Peabody & Co.      UBS Global AM,
10019-6114                                           Incorporated mutual        UBS PaineWebber or one of
                                                     funds. From 1986-1988, he  their affiliates serves
                                                     was an executive vice      as investment advisor,
                                                     president and director of  sub- advisor or manager.
                                                     mutual funds, insurance
                                                     and trust services of
                                                     Shearson Lehman Brothers
                                                     Inc. From 1976-1986, he
                                                     was president of Merrill
                                                     Lynch Funds
                                                     Distributor, Inc.

Morton L. Janklow; 71       Trustee        Since     Mr. Janklow is senior      Mr. Janklow is a director
445 Park Avenue                            2001      partner of Janklow &       or trustee of 22
New York, New York                                   Nesbit Associates, an      investment companies
10022                                                international literary     (consisting of
                                                     agency representing        46 portfolios) for which
                                                     leading authors in their   UBS Global AM,
                                                     relationships with         UBS PaineWebber or one of
                                                     publishers and motion      their affiliates serves
                                                     picture, television and    as investment advisor,
                                                     multi-media companies,     sub- advisor or manager.
                                                     and of counsel to the law
                                                     firm of Janklow & Ashley.

Frederic V. Malek; 65       Trustee        Since     Mr. Malek is chairman of   Mr. Malek is a director
1455 Pennsylvania                          1987      Thayer Capital Partners    or trustee of 22
Avenue, N.W.                                         (merchant bank) and        investment companies
Suite 350                                            chairman of Thayer Hotel   (consisting of
Washington, D.C.                                     Investors III, Thayer      46 portfolios) for which
20004                                                Hotel Investors II and     UBS Global AM,
                                                     Lodging Opportunities      UBS PaineWebber or one of
                                                     Fund (hotel investment     their affiliates serves
                                                     partnerships). From        as investment advisor,
                                                     January 1992 to November   sub- advisor or manager.
                                                     1992, he was campaign
                                                     manager of Bush-Quayle
                                                     '92. From 1990 to 1992,
                                                     he was vice chairman and,
                                                     from 1989 to 1990, he was
                                                     president of Northwest
                                                     Airlines Inc. and NWA
                                                     Inc. (holding company of
                                                     Northwest Airlines Inc.).
                                                     Prior to 1989, he was
                                                     employed by the Marriott
                                                     Corporation (hotels,
                                                     restaurants, airline
                                                     catering and contract
                                                     feeding), where he most
                                                     recently was an executive
                                                     vice president and
                                                     president of Marriott
                                                     Hotels and Resorts.


                                OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            HELD BY TRUSTEE
----------------------    --------------------------------
William W. Hewitt,        Mr. Hewitt is also a director or
Jr.***; 73                trustee of the Guardian Life
c/o UBS Global Asset      Insurance Company mutual funds.
Management (US) Inc.
51 West 52nd Street
New York, New York
10019-6114
Morton L. Janklow; 71     None
445 Park Avenue
New York, New York
10022
Frederic V. Malek; 65     Mr. Malek is also a director of
1455 Pennsylvania         Aegis Communications, Inc.
Avenue, N.W.              (tele-services), American
Suite 350                 Management Systems, Inc.
Washington, D.C.          (management consulting and
20004                     computer related services),
                          Automatic Data Processing, Inc.
                          (computing services), CB Richard
                          Ellis, Inc. (real estate
                          services), FPL Group, Inc.
                          (electric services), Classic
                          Vacation Group (packaged
                          vacations), Manor Care, Inc.
                          (health care), and Northwest
                          Airlines Inc.

                                          TERM OF
                                          OFFICE
                                            AND
                          POSITION(S)    LENGTH OF                              NUMBER OF PORTFOLIOS FOR
                           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)   IN FUND COMPLEX OVERSEEN
NAME, ADDRESS, AND AGE        FUND        SERVED        DURING PAST 5 YEARS            BY TRUSTEE
----------------------    ------------   ---------   -------------------------  -------------------------
Carl W. Schafer; 66         Trustee        Since     Mr. Schafer is president   Mr. Schafer is a director
66 Witherspoon Street                      1996      of the Atlantic            or trustee of 22
#1100                                                Foundation (charitable     investment companies
Princeton, NJ                                        foundation). Prior to      (consisting of
08542                                                January 1993, he was       46 portfolios) for which
                                                     chairman of the            UBS Global AM,
                                                     Investment Advisory        UBS PaineWebber or one of
                                                     Committee of the Howard    their affiliates serves
                                                     Hughes Medical Institute.  as investment advisor,
                                                                                sub-advisor or manager.

William D. White; 68        Trustee        Since     Mr. White is retired.      Mr. White is a director
P.O. Box 199                               2001      From February 1989         or trustee of 22
Upper Black Eddy, PA                                 through March 1994, he     investment companies
18972                                                was president of the       (consisting of
                                                     National League of         46 portfolios) for which
                                                     Professional Baseball      UBS Global AM,
                                                     Clubs. Prior to 1989, he   UBS PaineWebber or one of
                                                     was a television           their affiliates serves
                                                     sportscaster for WPIX-TV,  as investment advisor,
                                                     New York. Mr. White        sub- advisor or manager.
                                                     served on the Board of
                                                     Directors of Centel from
                                                     1989 to 1993 and until
                                                     recently on the board of
                                                     directors of Jefferson
                                                     Banks Incorporated,
                                                     Philadelphia, PA.


                                OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            HELD BY TRUSTEE
----------------------    --------------------------------
Carl W. Schafer; 66       Mr. Schafer is also a director
66 Witherspoon Street     of Labor Ready, Inc. (temporary
#1100                     employment), Roadway Corp.
Princeton, NJ             (trucking), The Guardian Group
08542                     of Mutual Funds, the Harding,
                          Loevner Funds, E.I.I. Realty
                          Securities Trust (investment
                          company), Electronic Clearing
                          House, Inc. (financial
                          transactions processing),
                          Frontier Oil Corporation and
                          Nutraceutix, Inc. (biotechnology
                          company).
William D. White; 68      None
P.O. Box 199
Upper Black Eddy, PA
18972


------------------------------


* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, NY 10019-6114.



** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



*** Address for mailing purposes only.



+ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with

    UBS Global AM and/or UBS PaineWebber.



OFFICERS



                            POSITION(S)       TERM OF OFFICE
                           HELD WITH THE      AND LENGTH OF
NAME, ADDRESS, AND AGE          FUND           TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------   ------------------   --------------   ------------------------------------------------------
T. Kirkham Barneby*; 55  Vice President       Since 1995       Mr. Barneby is a managing director and chief
                                                               investment officer-quantitative investments of UBS
                                                               Global AM. Mr. Barneby is a vice president of nine
                                                               investment companies (consisting of 12 portfolios) for
                                                               which UBS Global AM, UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor, sub-advisor
                                                               or manager.
Thomas Disbrow**; 36     Vice President and   Since 2000       Mr. Disbrow is a director and a senior manager of the
                         Assistant                             mutual fund finance department of UBS Global AM. Prior
                         Treasurer                             to November 1999, he was a vice president of
                                                               Zweig/Glaser Advisers. Mr. Disbrow is a vice president
                                                               and assistant treasurer of 22 investment companies
                                                               (consisting of 46 portfolios) for which UBS Global AM,
                                                               UBS PaineWebber or one of their affiliates serves as
                                                               investment advisor, sub-advisor or manager.

                            POSITION(S)       TERM OF OFFICE
                           HELD WITH THE      AND LENGTH OF
NAME, ADDRESS, AND AGE          FUND           TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------   ------------------   --------------   ------------------------------------------------------
Amy R. Doberman*; 40     Vice President and   Since 2000       Ms. Doberman is a managing director and general
                         Secretary                             counsel of UBS Global AM. From December 1997 through
                                                               July 2000, she was general counsel of Aeltus
                                                               Investment Management, Inc. Prior to working at
                                                               Aeltus, Ms. Doberman was a Division of Investment
                                                               Management Assistant Chief Counsel at the SEC.
                                                               Ms. Doberman is secretary of UBS Supplementary Trust
                                                               and a vice president and secretary of 24 investment
                                                               companies (consisting of 85 portfolios) for
                                                               which UBS Global AM, UBS Global Asset Management
                                                               (Americas) Inc. ("UBS Global AM (Americas)"),
                                                               UBS PaineWebber or one of their affiliates serves as
                                                               investment advisor, sub-advisor or manager.
Kevin J. Mahoney**; 36   Vice President and   Since 1999       Mr. Mahoney is a director and a senior manager of the
                         Assistant                             mutual fund finance department of UBS Global AM. From
                         Treasurer                             August 1996 through March 1999, he was the manager of
                                                               the mutual fund internal control group of Salomon
                                                               Smith Barney. Mr. Mahoney is a vice president and
                                                               assistant treasurer of 22 investment companies
                                                               (consisting of 46 portfolios) for which UBS Global AM,
                                                               UBS PaineWebber or one of their affiliates serves as
                                                               investment advisor, sub-advisor or manager.
Emil Polito*; 41         Vice President       Since 2001       Mr. Polito is an executive director and head of
                                                               investment support and mutual fund services of
                                                               UBS Global AM. From July 2000 to October 2000, he was
                                                               a senior manager of investment systems at Dreyfus
                                                               Corp. Prior to July 2000, Mr. Polito was a senior vice
                                                               president and director of operations and control for
                                                               UBS Global AM. Mr. Polito is a vice president of 22
                                                               investment companies (consisting of 46 portfolios) for
                                                               which UBS Global AM, UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor, sub-advisor
                                                               or manager.
Paul H. Schubert**; 39   Vice President and   Since 1995       Mr. Schubert is an executive director and head of the
                         Treasurer                             mutual fund finance department of UBS Global AM.
                                                               Mr. Schubert is treasurer and principal accounting
                                                               officer of UBS Supplementary Trust and of two
                                                               investment companies (consisting of 39 portfolios) and
                                                               a vice president and treasurer of 22 investment
                                                               companies (consisting of 46 portfolios) for which
                                                               UBS Global AM, UBS Global AM (Americas),
                                                               UBS PaineWebber or one of their affiliates serves as
                                                               investment advisor, sub-advisor or manager.
Brian M. Storms*; 47     President            Since 2000       Mr. Storms is chief operating officer (since September
                                                               2001) and president of UBS Global AM (since March
                                                               1999) and president and chief operating officer at
                                                               UBS Global (Americas) and UBS Global Asset Management
                                                               (New York) Inc. (since October 2001). Mr. Storms was
                                                               chief executive officer of UBS Global AM from October
                                                               2000 to September 2001. He was president of Prudential
                                                               Investments (1996-1999). Prior to joining Prudential
                                                               Investments he was a managing director at Fidelity
                                                               Investments. Mr. Storms is president and trustee of
                                                               Brinson Supplementary Trust and of two investment
                                                               companies (consisting of 39 portfolios) and president
                                                               of 22 investment companies (consisting of 46
                                                               portfolios) for which UBS Global AM, UBS Global AM
                                                               (Americas), UBS PaineWebber or one of their affiliates
                                                               serves as investment advisor, sub-advisor or manager.

                            POSITION(S)       TERM OF OFFICE
                           HELD WITH THE      AND LENGTH OF
NAME, ADDRESS, AND AGE          FUND           TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------   ------------------   --------------   ------------------------------------------------------
Keith A. Weller*; 40     Vice President and   Since 1995       Mr. Weller is a director and senior associate general
                         Assistant                             counsel of UBS Global AM. Mr. Weller is a vice
                         Secretary                             president and assistant secretary of 22 investment
                                                               companies (consisting of 46 portfolios) for which
                                                               UBS Global AM, UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor, sub-advisor
                                                               or manager.


------------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.



                                   COMMITTEES



    The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees. Meyer Feldberg is chairperson and William Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: George W. Gowen (chairperson), Carl W. Schafer, William D. White, and Morton L. Janklow.



    The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee, among other things, reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the Board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the fiscal year ended December 31, 2001, the Audit and Contract Review Committee held one meeting.



    The Nominating Committee is responsible for, among other things: evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; and reviewing the composition of the Board and the compensation arrangements for each of the Trustees. The Nominating Committee is not required to consider nominees recommended by Fund shareholders. During the fiscal year ended December 31, 2001, the Nominating Committee did not meet.

               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES



                                                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                 REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                                      TRUSTEE FOR WHICH UBS GLOBAL AM,
                                   DOLLAR RANGE OF EQUITY   UBS PAINEWEBBER OR AN AFFILIATE SERVES AS INVESTMENT
TRUSTEE                             SECURITIES IN FUND+               ADVISOR, SUB-ADVISOR OR MANAGER+
-------                            ----------------------   -----------------------------------------------------
INTERESTED TRUSTEES

Margo N. Alexander                         None                             Over $100,000
E. Garrett Bewkes, Jr.                     None                             Over $100,000

INDEPENDENT TRUSTEES

Richard Q. Armstrong                       None                             Over $100,000
David J. Beaubien                          None                             Over $100,000
Richard R. Burt                            None                           $10,001 - $50,000
Meyer Feldberg                             None                             Over $100,000
George W. Gowen                            None                             Over $100,000
William W. Hewitt, Jr.                     None                             Over $100,000
Morton L. Janklow                          None                                  None
Frederic V. Malek                          None                           $50,001 - $100,000
Carl W. Schafer                            None                           $50,001 - $100,000
William D. White                           None                              $1 - $10,000



+ In disclosing the dollar range of equity securities beneficially owned by a director in these columns, the following ranges will be used: (i) none;
    (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or
    (v) over $100,000.



INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY UBS GLOBAL AM OR ANY
 COMPANY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH UBS GLOBAL AM



    As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

                                  COMPENSATION



Each board member who is not an "interested person" receives, in the aggregate from UBS funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such mutual funds (or each relevant mutual fund in the case of a special meeting) pro rata based on the mutual funds relative net assets at the end of the calendar quarter preceding the date of payment. All board members are reimbursed for any expenses incurred in attending meetings. No officer, director or employee of UBS Global AM or any of its affiliates presently receives any compensation from the funds for acting as a board member or officer.



    The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager during the periods indicated.


                              COMPENSATION TABLE+


                                                                              TOTAL COMPENSATION FROM
                                                     AGGREGATE COMPENSATION   THE TRUST AND THE FUND
NAME OF PERSON, POSITION                                FROM THE TRUST*              COMPLEX**
------------------------                             ----------------------   -----------------------
Richard Q. Armstrong, Trustee......................          $11,160                  $ 79,500
David J. Beaubien, Trustee***......................               45                    59,155
Richard R. Burt, Trustee...........................            9,210                    71,400
Meyer Feldberg, Trustee............................           11,163                   166,048
George W. Gowen, Trustee...........................           14,937                   163,529
William W. Hewitt, Trustee***......................               47                    71,033
Morton L. Janklow, Trustee***......................               45                    52,905
Frederic V. Malek, Trustee.........................           11,160                    79,500
Carl W. Schafer, Trustee...........................           11,160                    79,230
William D. White, Trustee***.......................               45                    59,155


------------------------


+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the fund.



* Represents total fees paid by the Trust to each board member indicated for the fiscal year ended December 31, 2001.



** Represents fees paid during the calendar year ended December 31, 2001 to each board member by: (a) 29 investment companies in the case of
    Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.



*** This person did not commence serving on the Trust's board until September
    2001.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    As of April 1, 2002, all trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of any class of the fund.



    As of April 1, 2002, the fund's records showed the following shareholders as owning more than 5% or more of the fund's outstanding Class H and Class I shares. Management is not aware of any other person who owns beneficially 5% or more of any class of the fund's shares.



                                                              PERCENTAGE OF CLASS H SHARES
NAME AND ADDRESS*                                               OWNED AS OF APRIL 1, 2002
-----------------                                             -----------------------------
AIG Life Paradigm Variable Annuity..........................        87.07%
AIG Life Paradigm ADB Variable Annuity......................        10.94%



                                                              PERCENTAGE OF CLASS I SHARES
NAME AND ADDRESS*                                               OWNED AS OF APRIL 1, 2002
-----------------                                             -----------------------------
Hartford Life Insurance Company Separate Account Two........        41.05%
Keyport Life Insurance......................................        26.16%
Aetna Life Insurance & Annuity Co...........................        16.76%
The Ohio National Life Insurance Co.........................        14.65%


------------------------


*   The shareholders listed may be contacted c/o UBS Global Asset Management
    (US) Inc., Attn: Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.



  INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS



    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as the investment advisor and administrator of the fund pursuant to a contract ("Advisory and Administration Contract") with the Trust. Under the Advisory and Administration Contract, the fund pays UBS Global AM a fee, computed daily and paid monthly, at the annual rate of 0.50% of average daily net assets.



    During the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, UBS Global AM earned (or accrued) advisory and administration fees of $612,254, $557,041 and $221,102, respectively. For the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, UBS Global AM voluntarily waived $224, $9,248 and $451, respectively, of its fee under the Advisory and Administration Contract in connection with the fund's investment of cash collateral from securities lending in a private investment vehicle managed by UBS Global AM.



    Under the terms of the Advisory and Administration Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. General expenses of the Trust not readily identifiable as belonging to a specific series are allocated among the series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses;
(4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the Trust or UBS Global AM; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof;
(17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.



    Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the fund.



    At the Trust's board meeting held on May 9, 2001, the board members considered and approved the continuance of the Trust's Advisory and Administration Contract with UBS Global AM with respect to the fund. Prior to that meeting, the board's Audit and Contract Review Committee (the "Committee") (comprised of the board's independent trustees) also had met to review and discuss the investment advisory and administration services provided to the fund by UBS Global AM. In considering the continuance of the Advisory and Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performaing the services required under the Advisory and Administration Contract and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.



    The Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements, procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.



    The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Global AM. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the Advisory and Administration Contract between the Trust and UBS Global AM with respect to the fund.

    SECURITIES LENDING. During the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, the fund paid (or accrued) $747, $18,278, and $1,039, respectively, to UBS PaineWebber for its services as securities lending agent.



    PERSONAL TRADING POLICIES. The fund and UBS Global AM have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.



    PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of the Class I shares of the fund pursuant to a principal underwriting contract ("Principal Underwriting Contract"). The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell Class I shares of the fund. Class H shares have no principal underwriter or principal underwriting contract. Class H and Class I shares of the fund are offered continuously to separate accounts of insurance companies. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.



    Under a plan of distribution pertaining to the Class I shares adopted by the Trust in the manner prescribed by Rule 12b-1 under the Investment Company Act ("Class I Plan" or "Plan"), the fund pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to its Class I shares. UBS Global AM uses these distribution fees to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. These services include (1) the printing and mailing of fund prospectuses, SAIs, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Class I shares, (3) materials and activities intended to educate and train insurance company sales personnel concerning the funds and Class I shares,
(4) obtaining information and providing explanations to contract owners concerning the funds, (5) compensating insurance company sales personnel with respect to services that result in the sale or retention of Class I shares,
(6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Class I shares, and (7) financing other activities that the board determines are primarily intended to result in the sale of Class I shares.



    The Plan and the Principal Underwriting Contract for Class I shares specify that the fund must pay distribution fees to UBS Global AM for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if UBS Global AM's expenses for the fund exceed the distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if UBS Global AM's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of distribution fees received or accrued through the termination date of the Class I Plan will be UBS Global AM's sole responsibility and not that of the fund. The board reviews the Class I Plan and UBS Global AM's corresponding expenses annually.



    Among other things, the Class I Plan provides that (1) UBS Global AM will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Class I Plan and the purposes for which such expenditures were made, (2) the Class I Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Class I Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Class I Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of the Trust.

    During the fiscal year ended December 31, 2001, UBS Global AM earned (or accrued) $215,975 in distribution fees to UBS Global AM for the fund's Class I shares under the Plan.



    UBS Global AM estimates that it incurred the following distribution-related expenses with respect to the fund's Class I shares during the fiscal year ended December 31, 2001:



Compensation paid to insurance companies....................  $215,975
Marketing and advertising...................................         0
Printing and mailing of prospectuses to other than current
  shareholders..............................................         0



    In approving the Class I Plan for the fund, the board considered all the features of the distribution system for the Class I shares, including (1) the expectation that Class I shares would be sold primarily to the separate accounts of insurance companies unaffiliated with UBS Global AM or UBS PaineWebber,
(2) the expenses those unaffiliated insurance companies were likely to incur in marketing Class I shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those unaffiliated insurance companies to educate their agents concerning the fund and to compensate their agents for selling Class I shares and (4) the need to encourage those unaffiliated insurance companies to educate their contract owners concerning the fund and to provide personal and account maintenance services to contract owners with respect to the fund's Class I shares attributable to their accounts.



    The board also considered all compensation that UBS Global AM would receive under the Class I Plan and the Principal Underwriting Contract and the benefits that would accrue to UBS Global AM under the Class I Plan in that UBS Global AM would receive distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Class I Plan were successful and the fund attained and maintained significant asset levels.


                             PORTFOLIO TRANSACTIONS


    Subject to policies established by the board, UBS Global AM is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, UBS Global AM seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While UBS Global AM generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Generally, bonds are traded on the over-the-counter market on a "net" basis without a stated commission through dealers acting for their own accounts and not through brokers. The fund may invest in securities traded in the over-the-counter markets and will engage primarily with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years ended December 31, 2001, and December 31, 2000 and December 31, 1999, the fund paid $27,654, $49,897, and $40,444, respectively, in broker commissions.



    The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of UBS Global AM, including UBS PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to any affiliated broker are reasonable and fair. Specific provisions in the Advisory Contract authorize UBS Global AM and any of its affiliates to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

    For the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, the fund paid $0, $0, and $12, respectively, in brokerage commissions to UBS PaineWebber or any other affiliated broker.



    Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of affiliates of UBS Global AM, are similar to those in effect with respect to brokerage transactions in securities.



    In selecting brokers, UBS Global AM will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of each board, UBS Global AM may cause the fund to purchase and sell portfolio securities through brokers who provide UBS Global AM with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that UBS Global AM determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of UBS Global AM to the fund and its other clients.



    Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives. For the fiscal year ended December 31, 2001, the fund directed no portfolio transactions to brokers chosen because they provide research, analysis, advice and similar services.



    For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to its duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



    Research services and information received from brokers or dealers are supplemental to UBS Global AM own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.



    Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

    The fund will not purchase securities that are offered in underwritings in which UBS PaineWebber, UBS Global AM or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that UBS PaineWebber, UBS Global AM or any affiliate thereof not participate in or benefit from the sale to the funds.



    As of December 31, 2001, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:



ISSUER                                                        TYPE OF SECURITY    VALUE
------                                                        ----------------   --------
Bear Stearns Co., Inc.                                           common stock    $ 64,504
Charles Schwab Corp.                                             common stock     239,785
J.P. Morgan Chase & Co.                                          common stock     810,605
Lehman Brothers Holdings, Inc.                                   common stock     180,360
Merrill Lynch & Co., Inc.                                        common stock     500,352
Morgan Stanley Dean Witter & Co.                                 common stock     693,656
Stilwell Financial, Inc.                                         common stock      70,772
T. Rowe Price Group, Inc.                                        common stock      52,095



    PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The portfolio turnover rates for the fiscal years ended December 31, 2001 and December 31, 2000 were 10% and 166% respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


    The insurance company separate accounts purchase and redeem shares of the fund on each day on which the New York Stock Exchange ("NYSE") is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions of the shares of the fund are effected at their respective net asset values per share determined as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on that Business Day. Payment for redemptions are made by the fund within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem fund shares.



    The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.


                              VALUATION OF SHARES


    The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    Securities and other assets are valued based upon market quotations when those quotations are readily available unless, in UBS Global AM's judgment, those quotations do not adequately reflect the fair value of the security. Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on that day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Market value for securities may also include appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities also may be valued based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All cash, receivables and current payable are carried at their face value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.


    It should be recognized that judgment often plays a greater role in valuing thinly traded securities and lower rated bonds than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

                                     TAXES

    Fund shares are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts. See the applicable contract prospectus for a discussion of the special taxation of insurance companies with respect to those accounts and the contract holders.


    QUALIFICATION AS REGULATED INVESTMENT COMPANIES. The fund is treated as a separate corporation for federal income tax purposes. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) determined without regard to any deduction for dividends paid ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders.


    If the fund failed to qualify for treatment as a RIC for any taxable year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders), (2) all distributions out of its earnings and profits, including distributions of net capital gain, would be taxable to its shareholders as dividends (that is, ordinary income) and (3) most importantly, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of section 817(h) of the Internal Revenue Code described in the next paragraph, with the result that the variable annuity and/or life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

    ADDITIONAL DIVERSIFICATION REQUIREMENTS. The fund intends to continue to satisfy the diversification requirements indirectly imposed on it by section 817(h) of the Internal Revenue Code and the regulations thereunder, which are in addition to the diversification requirements described above. These requirements place certain limitations on the assets of each insurance company separate account that may be invested in the securities of a single issuer. Because section 817(h) and the regulations thereunder treat the assets of the fund as assets of the related separate account, the fund must also meet these requirements. Specifically, the regulations under section 817(h) provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other RICs. Failure of the fund to satisfy the section 817(h) requirements would result in
(1) taxation of the insurance company issuing the variable contracts, the benefits under which are funded by the separate account(s) investing in the fund, and (2) treatment of the contract owners other than as described in the applicable contract prospectus.

    OTHER INFORMATION. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures contracts derived by the fund with respect to its business of investing in securities, will be treated as qualifying income under the Income Requirement.

    The fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

    If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain--which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.


    The fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over [a/the] fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock that the fund included for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.


    Certain futures contracts and listed non-equity options (such as those on a securities index) in which the fund may invest may be subject to section 1256 of the Internal Revenue Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with applicable regulations, at least one (but not all) the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.


    Offsetting positions in any actively traded security, option or futures entered into by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.


    When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the basis of the underlying security.

    If the fund has an "appreciated financial position"--generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


    The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.


                               OTHER INFORMATION


    MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the fund) and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.


    VOTING RIGHTS. The insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts are the shareholders of the fund--not the individual owners of those contracts. However, the separate accounts may pass through voting rights to contract owners.

    Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of the Class I Plan as it relates to the Class I shares. The shares of each series will be voted separately, except when an aggregate vote of all the series is required by law.

    The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

    POSSIBLE CONFLICTS. Shares of the fund may serve as the underlying investments for separate accounts of unaffiliated insurance companies ("shared funding") as well as for both annuity and life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Trust does not currently foresee any conflict. However, the Trust's board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

    CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to distribution fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class H and I shares will differ.


    PRIOR NAMES. Prior to April 8, 2002, the Trust was known as "Brinson Series Trust." Prior to May 16, 2001, the Trust was known as "Mitchell Hutchins Series Trust." Prior to November 19, 1997, the Trust was known as "PaineWebber
Series Trust."



    CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.



    COUNSEL. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20030-2401, serves as counsel to the Trust and the fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.



    AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as independent auditors for the Trust.


                              FINANCIAL STATEMENTS


    The fund's Annual Report to Shareholders for its last fiscal year ended December 31, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


                            ------------------------


-C-2002 UBS Global Asset Management (US) Inc. All rights reserved.



                                UBS SERIES TRUST
                         TACTICAL ALLOCATION PORTFOLIO


                          ---------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


                                                                     MAY 1, 2002


                     -------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PART C. OTHER INFORMATION


Item 23. EXHIBITS



(1)  (a)  Amended and Restated Declaration of Trust 1/

     (b)  Amendment to Declaration of Trust effective July 28, 1999 2/

     (c)  Amendment to Declaration of Trust effective October 6, 1999 2/


     (d) Certificate of Amendment to Amended and Restated Declaration of Trust effective May 9, 2001 (filed herewith)

     (e) Certificate of Amendment to Amended and Restated Declaration of Trust effective April 8, 2002 (filed herewith)


(2)  (a)  Restated By-Laws 1/


     (b) Certificate of Amendment to Restated By-Laws dated October 19, 2001 (filed herewith)

     (c) Certificate of Amendment to Restated By-Laws effective April 8, 2002 (filed herewith)


(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 3/


(4) (a) Investment Advisory and Administration Contract relating to Tactical Allocation Portfolio 1/

     (b) Investment Advisory and Administration Fee Agreement with respect to Tactical Allocation Portfolio 4/

(5) Principal Underwriting Contract with respect to Class I shares (filed herewith)


(6)  Bonus, profit sharing or pension plans - none


(7)  Custodian Agreement with State Street Bank and Trust Company 1/


(8)  (a) Transfer Agency Services and Shareholder Services Agreement 4/

     (b)  Participation Agreement with American Republic Insurance Company 4/


     (c)  Participation Agreement with Hartford Life Insurance Company 4/

     (d)  Participation Agreement with Aetna Life Insurance and Annuity Company
          2/

     (e)  Participation Agreement with The Ohio National Life Insurance Company
          2/

     (f)  Participation Agreement with Ohio National Life Assurance Corporation
          2/

     (g)  Participation Agreement with Keyport Benefit Life Insurance Company 2/

     (h)  Participation Agreement with Keyport Life Insurance Company 2/

     (i)  Form of Participation Agreement with AIG 2/

     (j) Participation Agreement with Golden American Life Insurance Company (filed herewith)


(9)  Opinion and consent of counsel (filed herewith)


(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)


(11) Financial statements omitted from prospectus-none

(12) Letter of investment intent 1/


(13) Plan of Distribution pursuant to Rule 12b-1 with respect to Class I shares (filed herewith)

(14) Plan pursuant to Rule 18f-3 1/


(15) Code of Ethics for Registrant, its investment advisor and its principal underwriter 5/


--------------------------------------------------------------------------------
1/ Incorporated by reference from Post-Effective Amendment No. 26 to this registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 30 to this registration statement, SEC file No. 33-10438, filed April 5, 2000.

3/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.


4/ Incorporated by reference from Post-Effective Amendment No. 28 to this registration statement, SEC File No. 33-10438, filed April 30, 1999.

5/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Incorporated by reference from the Statement of Additional Information. Information about persons controlled by or under common control of each of the separate accounts that owns 25% or more of a class of a series of the Registrant is set forth under Item 26 of the most recent post-effective amendment to their registration statements and is hereby incorporated by reference.

Item 25.  INDEMNIFICATION


         Section 2 of "Indemnification" in Article X of the Amended and Restated Declaration of Trust, as amended to date ("Declaration of Trust"), provides that the appropriate series of the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant.
Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.


         Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

         Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with the advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

         Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


         The Investment Advisory and Administration Contract ("Advisory Contract") between UBS Global Asset Management (US) Inc. ("UBS Global AM") and the Registrant provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The Advisory Contract also provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

         Section 9 of the Principal Underwriting Contract provides that the Trust will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Contract.

         Section 10 of the Principal Underwriting Contract contains provisions similar to the Advisory Contract limiting the liability of the Trust's trustees.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         UBS Global AM, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory business.

Information as to the officers and directors of UBS Global AM is included in its Form ADV filed on as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27.  PRINCIPAL UNDERWRITERS


          (a) UBS Global AM serves as principal underwriter and/or investment adviser for the following investment companies:

          UBS SECURITIES TRUST
          UBS FINANCIAL SERVICES FUND INC.
          UBS INDEX TRUST
          UBS MANAGED INVESTMENTS TRUST
          UBS INVESTMENT TRUST
          UBS MASTER SERIES INC.
          UBS PACE SELECT ADVISORS TRUST
          LIQUID INSTITUTIONAL RESERVES
          UBS MONEY SERIES
          UBS SERIES TRUST
          UBS PAINEWEBBER CASHFUND, INC.
          UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
          UBS PAINEWEBBER RMA MONEY FUND, INC.
          UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
          UBS PAINEWEBBER RMA TAX-FREE FUND, INC.
          2002 TARGET TERM TRUST INC.
          ALL-AMERICAN TERM TRUST INC.
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
          MANAGED HIGH YIELD PLUS FUND INC.
          STRATEGIC GLOBAL INCOME FUND, INC.

          (b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses, and their positions and offices with UBS Global AM are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.



                                          POSITION(S) HELD
      NAME AND ADDRESS                     WITH REGISTRANT     POSITIONS AND OFFICES WITH UNDERWRITER
      T. Kirkham Barneby*               Vice President         Managing Director and Chief Investment Officer -
                                                               Quantitative Investments of UBS Global AM

      Thomas Disbrow**                  Vice President and     Director and a Senior Manager of the Mutual Fund
                                        Assistant Treasurer    Finance Department of UBS Global AM

      Amy R. Doberman*                  Vice President and     Managing Director and General Counsel of UBS
                                        Secretary              Global AM

      Kevin J. Mahoney**                Vice President and     Director and a Senior Manager of the Mutual Fund
                                        Assistant Treasurer    Finance Department of UBS Global AM

                                          POSITION(S) HELD
      NAME AND ADDRESS                     WITH REGISTRANT     POSITIONS AND OFFICES WITH UNDERWRITER
      Emil Polito*                      Vice President         Executive Director and Head of Investment Support
                                                               and Mutual Fund Services of UBS Global AM

      Paul H. Schubert**                Vice President and     Executive Director and Head of the Mutual Fund
                                        Treasurer              Finance Department of UBS Global AM

      Brian M. Storms*                  President              Chief Operating Officer and President of UBS
                                                               Global AM

      Keith A. Weller*                  Vice President and     Director and Senior Associate General Counsel of
                                        Assistant Secretary    UBS Global AM


* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.


** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

     (c) None.


Item 28.  LOCATION OF ACCOUNTS AND RECORDS


         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment advisor and administrator, UBS Global AM, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.


Item 29.  MANAGEMENT SERVICES

             Not applicable.

Item 30.  UNDERTAKINGS

              None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 15th day of April, 2002.

                              UBS SERIES TRUST


                              By:     /s/ Amy R. Doberman
                                      Amy R. Doberman
                                      Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                          TITLE                                     DATE
  /s/  Margo N. Alexander                          Trustee                                   April 15, 2002
Margo N. Alexander*


  /s/  Richard Q. Armstrong                        Trustee                                   April 15, 2002
Richard Q. Armstrong*


  /s/  David J. Beaubien                           Trustee                                   April 15, 2002
David J. Beaubien*


  /s/  E. Garrett Bewkes, Jr.                      Trustee and Chairman                      April 15, 2002
E. Garrett Bewkes, Jr.*                            of the Board of Trustees


  /s/  Richard R. Burt                             Trustee                                   April 15, 2002
Richard R. Burt*


  /s/  Meyer Feldberg                              Trustee                                   April 15, 2002
Meyer Feldberg*


  /s/  George W. Gowen                             Trustee                                   April 15, 2002
George W. Gowen*



  /s/  William W. Hewitt, Jr.                      Trustee                                   April 15, 2002
William W. Hewitt, Jr.*


  /s/  Morton Janklow                              Trustee                                   April 15, 2002
Morton Janklow*


/s/  Frederic V. Malek                             Trustee                                   April 15, 2002
Frederic V. Malek**

  /s/  Carl W. Schafer                             Trustee                                   April 15, 2002
Carl W. Schafer*


  /s/  William D. White                            Trustee                                   April 15, 2002
William D. White*


  /s/  Brian M. Storms                             President                                 April 15, 2002
Brian M. Storms***


  /s/  Paul H. Schubert                            Vice President and Treasurer              April 15, 2002
Paul H. Schubert****


* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 25, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed September 28, 2001.

**** Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 25, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed October 31, 2001.

                                UBS SERIES TRUST

                                  EXHIBIT INDEX

Exhibit
Number


(1)(d) Certificate of Amendment to Amended and Restated Declaration of Trust effective May 9, 2001

(1)(e) Certificate of Amendment to Amended and Restated Declaration of Trust effective April 8, 2002

(2)(b)    Certificate of Amendment to Restated By-Laws dated October 19, 2001

(2)(c)    Certificate of Amendment to Restated By-Laws effective April 8, 2002


(5)       Principal Underwriting Contract with respect to Class I shares

(8)(j)    Participation Agreement with Golden American Life Insurance Company

(9)       Opinion and consent of counsel

(10)      Other opinions, appraisals, rulings and consents: Auditor's consent

(13) Plan of Distribution pursuant to Rule 12b-with respect to Class I shares